Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
January 31, 2025
(Unaudited)

	Shares	Value
Money Market Funds-91.59%(a)
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.32%(b)(c)	36,249,693	$36,249,693
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.43%(b)(c)	5,717,309	5,717,309
TOTAL INVESTMENTS IN SECURITIES-91.59% (Cost $41,967,002)		41,967,002
OTHER ASSETS LESS LIABILITIES-8.41%		3,852,336
NET ASSETS-100.00%		$45,819,338

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$35,572,228	$17,062,543	$(16,385,078)	$-	$-	$36,249,693	$377,791
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	2,687,787	10,937,787	(7,908,265)	-	-	5,717,309	50,978
Total	$38,260,015	$28,000,330	$(24,293,343)	$-	$-	$41,967,002	$428,769

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	13	March-2025	$1,792,213	$116,431	$116,431
Cocoa	64	March-2025	7,031,680	1,881,551	1,881,551
Coffee ’C’	46	March-2025	6,517,912	1,615,532	1,615,532
Corn	210	September-2025	4,832,625	177,700	177,700
Cotton No. 2	31	March-2025	1,021,140	(89,968)	(89,968)
KC Wheat	117	July-2025	3,501,225	48,545	48,545
Lean Hogs	81	April-2025	2,927,340	127,528	127,528
Live Cattle	68	April-2025	5,502,560	134,822	134,822
Soybean	98	November-2025	5,149,900	28,050	28,050
Sugar No. 11	235	July-2025	4,616,528	(341,319)	(341,319)
Wheat	84	July-2025	2,453,850	(100,897)	(100,897)
Total Futures Contracts				$3,597,975	$3,597,975
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
January 31, 2025
(Unaudited)

	Shares	Value
Money Market Funds-83.40%(a)
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.32%(b)(c)	5,795,506	$5,795,506
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.43%(b)(c)	322,896	322,896
TOTAL INVESTMENTS IN SECURITIES-83.40% (Cost $6,118,402)		6,118,402
OTHER ASSETS LESS LIABILITIES-16.60%		1,217,644
NET ASSETS-100.00%		$7,336,046

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$6,000,420	$10,365,126	$(10,570,040)	$-	$-	$5,795,506	$58,546
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	151,958	10,680,783	(10,509,845)	-	-	322,896	10,091
Total	$6,152,378	$21,045,909	$(21,079,885)	$-	$-	$6,118,402	$68,637

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	30	March-2025	$691,148	$(38,031)	$(38,031)
Lithium Hydroxide Fastmarkets	9	March-2025	89,640	(21,132)	(21,132)
Lithium Hydroxide Fastmarkets	9	April-2025	92,250	(5,023)	(5,023)
Lithium Hydroxide Fastmarkets	9	May-2025	93,780	(1,693)	(1,693)
LME Copper	7	March-2025	1,574,032	(96,784)	(96,784)
LME Nickel	26	March-2025	2,357,491	(245,618)	(245,618)
LME Primary Aluminum	30	March-2025	1,955,063	(68,350)	(68,350)
SGX Iron Ore 62%	43	March-2025	454,510	3,613	3,613
Total Futures Contracts				$(473,018)	$(473,018)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-13.69%
U.S. Treasury Bills-13.69%(b)
4.65%, 03/06/2025(c) (Cost $597,395,172)	$600,000,000	$597,809,334
	Shares
Money Market Funds-84.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.32%(d)(e)	3,125,701,326	3,125,701,326
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.43%(d)(e)	543,378,697	543,378,697
Total Money Market Funds (Cost $3,669,080,023)		3,669,080,023
TOTAL INVESTMENTS IN SECURITIES-97.71% (Cost $4,266,475,195)		4,266,889,357
OTHER ASSETS LESS LIABILITIES-2.29%		99,982,998
NET ASSETS-100.00%		$4,366,872,355

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$199,260,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,703,494,867	$1,895,802,080	$(473,595,621)	$-	$-	$3,125,701,326	$30,064,675
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	228,937,928	834,207,526	(519,766,757)	-	-	543,378,697	4,389,483
Total	$1,932,432,795	$2,730,009,606	$(993,362,378)	$-	$-	$3,669,080,023	$34,454,158

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,476	April-2025	$187,358,920	$(1,632,131)	$(1,632,131)
Corn	3,620	September-2025	83,305,250	3,334,417	3,334,417
Gasoline RBOB	2,226	December-2025	179,710,322	3,970,581	3,970,581
Gold	417	June-2025	119,245,320	5,126,909	5,126,909
LME Copper	255	March-2025	57,339,746	(2,128,891)	(2,128,891)
LME Primary Aluminum	896	March-2025	58,391,200	(188,824)	(188,824)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2025
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
LME Zinc Future	834	March-2025	$56,756,828	$(5,742,838)	$(5,742,838)
Natural Gas	2,867	May-2025	90,912,570	7,742,405	7,742,405
NY Harbor ULSD	1,915	June-2025	184,554,678	(1,979,155)	(1,979,155)
Silver	183	March-2025	29,522,475	731,160	731,160
Soybean	1,524	November-2025	80,086,200	997,308	997,308
Sugar No. 11	3,686	July-2025	72,410,733	(3,695,007)	(3,695,007)
Wheat	2,638	July-2025	77,062,575	(2,451,647)	(2,451,647)
WTI Crude Oil	2,633	March-2025	190,971,490	(10,693,553)	(10,693,553)
Total Futures Contracts				$(6,609,266)	$(6,609,266)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	February-2025	$150,000,000	$—	$2,416,278	$2,416,278
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	February-2025	350,000,000	—	5,558,737	5,558,737
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	February-2025	325,000,000	—	5,235,593	5,235,593
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	February-2025	450,000,000	—	7,150,278	7,150,278
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	February-2025	450,000,000	—	7,146,875	7,146,875
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	February-2025	475,000,000	—	7,644,390	7,644,390
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	February-2025	200,000,000	—	3,177,942	3,177,942
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	February-2025	450,000,000	—	7,150,369	7,150,369
Total - Total Return Swap Agreements							$—	$45,480,462	$45,480,462

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $57,080,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2025
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	Brent Crude Oil	12.54%
	Heating Oil	12.49
	WTI Crude Oil	12.46
	RBOB Gasoline	12.15
	Gold	8.20
	Natural Gas	6.64
	Corn	5.78
	Soybean	5.61
	Wheat	5.46
	Sugar	4.96
	Aluminium	4.09
	Copper	3.84
	Zinc	3.79
	Silver	1.99
	Total	100.00%
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Brent Crude Oil	12.71%
	WTI Crude Oil	12.63
	Heating Oil	12.55
	RBOB Gasoline	12.24
	Gold	8.21
	Natural Gas	6.38
	Corn	5.72
	Soybean	5.53
	Wheat	5.36
	Sugar	4.96
	Aluminium	4.05
	Copper	3.89
	Zinc	3.76
	Silver	2.01
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Brent Crude Oil	12.54%
	Heating Oil	12.49
	WTI Crude Oil	12.46
	RBOB Gasoline	12.15
	Gold	8.20
	Natural Gas	6.64
	Corn	5.78
	Soybean	5.61
	Wheat	5.46
	Sugar	4.96
	Aluminium	4.09
	Copper	3.84
	Zinc	3.79
	Silver	1.99
	Total	100.00%
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Brent Crude Oil	12.71%
	WTI Crude Oil	12.63
	Heating Oil	12.55
	RBOB Gasoline	12.24
	Gold	8.21
	Natural Gas	6.38
	Corn	5.72
	Soybean	5.53
	Wheat	5.36
	Sugar	4.96
	Aluminium	4.05
	Copper	3.89
	Zinc	3.76
	Silver	2.01
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Brent Crude Oil	12.69%
	WTI Crude Oil	12.63
	Heating Oil	12.55
	RBOB Gasoline	12.24
	Gold	8.21
	Natural Gas	6.38
	Corn	5.72
	Soybean	5.53
	Wheat	5.36
	Sugar	4.96
	Aluminium	4.06
	Copper	3.89
	Zinc	3.77
	Silver	2.01
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Brent Crude Oil	12.54%
	Heating Oil	12.49
	WTI Crude Oil	12.46
	RBOB Gasoline	12.15
	Gold	8.20
	Natural Gas	6.64
	Corn	5.78
	Soybean	5.61
	Wheat	5.47
	Sugar	4.96
	Aluminium	4.09
	Copper	3.83
	Zinc	3.79
	Silver	1.99
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	Brent Crude Oil	12.69%
	WTI Crude Oil	12.63
	Heating Oil	12.55
	RBOB Gasoline	12.25
	Gold	8.20
	Natural Gas	6.38
	Corn	5.72
	Soybean	5.53
	Wheat	5.36
	Sugar	4.96
	Aluminium	4.06
	Copper	3.89
	Zinc	3.77
	Silver	2.01
	Total	100.00%
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Brent Crude Oil	12.71%
	WTI Crude Oil	12.63
	Heating Oil	12.55
	RBOB Gasoline	12.24
	Gold	8.21
	Natural Gas	6.38
	Corn	5.72
	Soybean	5.53
	Wheat	5.36
	Sugar	4.96
	Aluminium	4.05
	Copper	3.89
	Zinc	3.76
	Silver	2.01
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$41,967,002	$-	$-	$41,967,002
Other Investments - Assets*
Futures Contracts	4,130,159	-	-	4,130,159
Other Investments - Liabilities*
Futures Contracts	(532,184)	-	-	(532,184)
Total Other Investments	3,597,975	-	-	3,597,975
Total Investments	$45,564,977	$-	$-	$45,564,977
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$6,118,402	$-	$-	$6,118,402
Other Investments - Assets*
Futures Contracts	3,613	-	-	3,613
Other Investments - Liabilities*
Futures Contracts	(476,631)	-	-	(476,631)
Total Other Investments	(473,018)	-	-	(473,018)
Total Investments	$5,645,384	$-	$-	$5,645,384

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$597,809,334	$-	$597,809,334
Money Market Funds	3,669,080,023	-	-	3,669,080,023
Total Investments in Securities	3,669,080,023	597,809,334	-	4,266,889,357
Other Investments - Assets*
Futures Contracts	21,902,780	-	-	21,902,780
Swap Agreements	-	45,480,462	-	45,480,462
	21,902,780	45,480,462	-	67,383,242
Other Investments - Liabilities*
Futures Contracts	(28,512,046)	-	-	(28,512,046)
Total Other Investments	(6,609,266)	45,480,462	-	38,871,196
Total Investments	$3,662,470,757	$643,289,796	$-	$4,305,760,553

*	Unrealized appreciation (depreciation).